Revenues (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 90
Contract Fulfilment Costs [Member]
Prepaid Expense and Other Assets, Current	$ 5
Vessels Under Time Charter Agreements [Member] | Minimum [Member]
Remaining tenor of time charter agreements (in years)	0.2
Vessels Under Time Charter Agreements [Member] | Maximum [Member]
Remaining tenor of time charter agreements (in years)	4.8